LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
     Supplement to Standard and Service Class Prospectuses dated May 1, 2004 as supplemented April 16, 2004, May 5, 2004, and October 1, 2004


                             Growth and Income Fund
                              Social Awareness Fund

The following replaces the information on Page GPD-3 and GPD-5 following the term "Portfolio Manager" under the heading "Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)" for each of the Growth and Income Fund and the Social Awareness Fund:

A team consisting of Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla is responsible for the day-to-day management of the fund's investments. Mr. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1995. He is a graduate of Oxford University and received an MBA from the Wharton School of Business at the University of Pennsylvania. Mr. Francis Morris, Director of Fundamental Research/Senior Portfolio Manager, served as Director of Equity Research at PNC Asset Management prior to joining Delaware Investments in 1997. Mr. Michael Morris, Vice President/Portfolio Manager, served as Senior Equity Analyst at Pilgrim Baxter prior to joining Delaware Investments in 1999. Mr. Padilla, Vice President/Equity Analyst II, joined Delaware Investments in 1994 as an Assistant Controller. Prior to joining Delaware Investments, Mr. Padilla worked for ten years at The Vanguard Group.



                                  Managed Fund

On Page GPD-4, the following replaces the first paragraph following the term "Portfolio Manager" under the heading "Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)" for the Managed Fund:

A team consisting of Christopher S. Adams, Christopher S. Beck, Francis X. Morris, Michael S. Morris and Donald G. Padilla is responsible for managing the process which determines the timing and the amount of the investments in each investment category. This team is also responsible for managing the stock category of the fund. Mr. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1995. He is a graduate of Oxford University and received an MBA from the Wharton School of Business at the University of Pennsylvania. Mr. Beck, Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Mr. Beck previously served as a vice president at Pitcairn Trust Company, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware. Mr. Francis Morris, Director of Fundamental Research/Senior Portfolio Manager, served as Director of Equity Research at PNC Asset Management prior to joining Delaware Investments in 1997. Mr. Michael Morris, Vice President/Portfolio Manager, served as Senior Equity Analyst at Pilgrim Baxter prior to joining Delaware Investments in 1999. Mr. Padilla, Vice President/Equity Analyst II, joined Delaware Investments in 1994 as an Assistant Controller. Prior to joining Delaware Investments, Mr. Padilla worked for ten years at The Vanguard Group.



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                           Special Opportunities Fund

The following replaces the information on Page GPD-5 following the term "Portfolio Manager" under the heading "Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)" for the Special Opportunities Fund:

A team consisting of Christopher S. Adams, Christopher S. Beck, Michael S. Morris and Donald G. Padilla is responsible for the day-to-day management of the fund's investments. Mr. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1995. He is a graduate of Oxford University and received an MBA from the Wharton School of Business at the University of Pennsylvania. Mr. Beck, Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Mr. Beck previously served as a vice president at Pitcairn Trust Company, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware. Mr. Morris, Vice President/Portfolio Manager, served as Senior Equity Analyst at Pilgrim Baxter prior to joining Delaware Investments in 1999. Mr. Padilla, Vice President/Equity Analyst II, joined Delaware Investments in 1994 as an Assistant Controller. Prior to joining Delaware Investments, Mr. Padilla worked for ten years at The Vanguard Group.


This Supplement is dated October 12, 2004.